10-Q Warrants - Schedule of Warrant Valuation (Details)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Term
Class of Warrant or Right [Line Items]
Warrants, measurement input		2	2
Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrants, measurement input		0.029	0.007
Volatility
Class of Warrant or Right [Line Items]
Warrants, measurement input		1.10	1.10
Minimum | Term
Class of Warrant or Right [Line Items]
Warrants, measurement input	0.08	0.3
Minimum | Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrants, measurement input	0.048	0.044
Minimum | Volatility
Class of Warrant or Right [Line Items]
Warrants, measurement input	0.65	0.75
Maximum | Term
Class of Warrant or Right [Line Items]
Warrants, measurement input	2	2
Maximum | Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrants, measurement input	0.052	0.047
Maximum | Volatility
Class of Warrant or Right [Line Items]
Warrants, measurement input	0.75	0.85